Risk Management And Derivatives	12 Months Ended
Jan. 31, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Risk Management And Derivatives
12.    RISK MANAGEMENT AND DERIVATIVES

General Risk Management
The Company maintains cash and cash equivalents and certain other financial instruments with various financial institutions. The financial institutions are located throughout the world and the Company’s policy is designed to limit exposure to any one institution or geographic region. The Company’s periodic evaluations of the relative credit standing of these financial institutions are considered in the Company’s investment strategy.

The Company’s Brand Portfolio segment sells to national chains, department stores, mass merchandisers, independent retailers, online retailers and catalogs primarily in the United States, Canada and China. Receivables arising from these sales are not collateralized; however, a portion is covered by documentary letters of credit. Credit risk is affected by conditions or occurrences within the economy and the retail industry. The Company maintains an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers and historical trends.

Derivatives
In the normal course of business, the Company’s financial results are impacted by currency rate movements in foreign-currency-denominated assets, liabilities and cash flows as it makes a portion of its purchases and sales in local currencies. The Company has established policies and business practices that are intended to mitigate a portion of the effect of these exposures. The Company uses derivative financial instruments, primarily forward contracts, to manage its currency exposures. These derivative financial instruments are viewed as risk management tools and are not used for trading or speculative purposes. Derivatives entered into by the Company are designated as cash flow hedges of forecasted foreign currency transactions.

Derivative financial instruments expose the Company to credit and market risk. The market risk associated with these instruments resulting from currency exchange movements is expected to offset the market risk of the underlying transactions being hedged. The Company does not believe there is a significant risk of loss in the event of non-performance by the counterparties associated with these instruments because these transactions are executed with major international financial institutions and have varying maturities through January 2016. Credit risk is managed through the continuous monitoring of exposures to such counterparties.

The Company principally uses foreign currency forward contracts as cash flow hedges to offset a portion of the effects of exchange rate fluctuations. The Company’s cash flow exposures include anticipated foreign currency transactions, such as foreign currency denominated sales, costs, expenses and intercompany charges, as well as collections and payments. The Company performs a quarterly assessment of the effectiveness of the hedge relationship and measures and recognizes any hedge ineffectiveness in the consolidated statement of earnings. Hedge ineffectiveness is evaluated using the hypothetical derivative method. The amount of hedge ineffectiveness for 2014, 2013 and 2012 was not material.

The Company’s hedging strategy uses forward contracts as cash flow hedging instruments, which are recorded in the Company’s consolidated balance sheets at fair value. The effective portion of gains and losses resulting from changes in the fair value of these hedge instruments are deferred in accumulated other comprehensive income and reclassified to earnings in the period that the hedged transaction is recognized in earnings.

As of January 31, 2015 and February 1, 2014, the Company had forward contracts maturing at various dates through January 2016 and January 2015, respectively. The contract amount represents the net amount of all purchase and sale contracts of a foreign currency.

(U.S. $ equivalent in thousands)	January 31, 2015	February 1, 2014
Financial Instruments
U.S. dollars (purchased by the Company’s Canadian division with Canadian dollars)	$19,633	$20,197
Chinese yuan	14,512	15,278
Euro	16,152	11,270
Japanese yen	1,523	1,586
New Taiwanese dollars	599	553
Other currencies	970	792
Total financial instruments	$53,389	$49,676

The classification and fair values of derivative instruments designated as hedging instruments included within the consolidated balance sheet as of January 31, 2015 and February 1, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
($ in thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forwards contracts:
January 31, 2015	Prepaid expenses and other current assets	$1,863	Other accrued expenses	$1,784
February 1, 2014	Prepaid expenses and other current assets	$1,056	Other accrued expenses	$222

During 2014 and 2013, the effect of derivative instruments in cash flow hedging relationships on the consolidated statement of earnings was as follows:

	2014		2013
Foreign exchange forward contracts: Income Statement Classification Gains (Losses) - Realized	Gain (Loss) Recognized in OCI on Derivatives	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain Recognized in OCI on Derivatives	Gain Reclassified from Accumulated OCI into Earnings
Net sales	$166	$93	$321	$244
Cost of goods sold	(693)	113	762	71
Selling and administrative expenses	(271)	(64)	675	355
Interest expense	18	—	20	—

All of the gains and losses currently included within accumulated other comprehensive income associated with the Company’s foreign exchange forward contracts are expected to be reclassified into net earnings within the next 12 months. Additional information related to the Company’s derivative financial instruments are disclosed within Note 1 and Note 13 to the consolidated financial statements.